ATA INC. ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Condensed financial information
Cash and cash equivalents	$ 39,360,457	¥ 256,090,942	$ 34,189,695	¥ 222,448,413	¥ 247,667,737	¥ 240,295,371
Prepaid expenses and other current assets	1,632,331	10,620,434		7,335,824
Total assets	87,367,860	568,441,507		519,840,116
Accrued expenses and other current liabilities	20,128,333	130,960,979		89,358,847
Total liabilities	25,677,343	167,064,497		127,382,888
Common shares	543,300	3,534,871		3,533,912
Treasury shares	(4,263,110)	(27,737,073)		(27,737,073)
Additional paid in capital	59,926,178	389,897,690		402,631,430
Accumulated other comprehensive loss	(4,126,917)	(26,850,955)		(25,069,771)
Retained earnings	3,978,437	25,884,905		38,018,802
Total shareholders' equity	56,057,888	364,729,438		391,377,300
Total liabilities and shareholders' equity	87,367,860	568,441,507		519,840,116
ATA INC.
Condensed financial information
Cash and cash equivalents	277,827	1,807,629		505,082
Prepaid expenses and other current assets	455	2,955		210,100
Investments in subsidiaries	57,622,028	374,906,204		392,224,481
Total assets	57,900,310	376,716,788		392,939,663
Accrued expenses and other current liabilities	1,842,422	11,987,350		1,562,363
Total liabilities	1,842,422	11,987,350		1,562,363
Common shares	543,300	3,534,871		3,533,912
Treasury shares	(4,263,110)	(27,737,073)		(27,737,073)
Additional paid in capital	59,926,178	389,897,690		402,631,430
Accumulated other comprehensive loss	(4,126,917)	(26,850,955)		(25,069,771)
Retained earnings	3,978,437	25,884,905		38,018,802
Total shareholders' equity	56,057,888	364,729,438		391,377,300
Total liabilities and shareholders' equity	$ 57,900,310	¥ 376,716,788		¥ 392,939,663